Cash and Cash Equivalents and Restricted Cash and Other Investments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Other investments	$ 38,543	$ 47,000